SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 100.9%
	Alabama — 2.1%
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.875% due 8/1/2037 (put 8/1/2024)	$1,500,000	$ 1,500,021
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,000,000	996,465
	Arizona — 0.8%
	Arizona (Banner Health Obligated Group) HFA,
	Series B,
[a]	4.13% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	155,000	155,052
[a]	4.13% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	845,000	835,832
	California — 3.3%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	379,047
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A, 5.00% due 9/1/2027	1,000,000	1,030,377
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank AG), Series 2024-8135, 5.10% due 4/1/2060 (put 7/1/2024)	1,400,000	1,400,000
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,084,106
	Colorado — 2.6%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,009,680
[a]	E-470 Public Highway Authority, Series B, 3.928% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,998,716
	Florida — 6.2%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	500,000	501,944
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,000,000	1,018,223
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	311,177
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	374,061
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	990,659
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,000,000	1,010,333
[a]	Miami-Dade County Housing Finance Authority (Fairfield Miami Gardens LP), Series B, 4.05% due 9/1/2026 (put 9/1/2025)	1,000,000	1,002,404
[a]	Miami-Dade County Housing Finance Authority (Quail Roost Transit Village I Ltd.) (HUD), 5.00% due 9/1/2026 (put 9/1/2025)	1,000,000	1,016,070
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	991,573
	Georgia — 4.4%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,315,314
[a]	Development Authority of Burke County (Georgia Power Co.), Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,002,456
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2024 - 10/1/2026	870,000	890,972
	Savannah (International Paper Co.) EDA, Series B, 1.90% due 8/1/2024	2,000,000	1,996,210
	Guam — 0.3%
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2024	350,000	350,033
	Hawaii — 0.9%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,028,374
	Illinois — 8.6%
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	839,018
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	578,035
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,000,000	990,901
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	393,665
	Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia (AGM) GO, 5.00% due 12/1/2027	220,000	230,390
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	371,581
[a]	Illinois (Anchor Senior Living 2021 LP) (HUD) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,000,344
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	550,000	551,439
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	283,772
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	461,646
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2026	320,000	325,981
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	1,000,000	1,004,214
	State of Illinois GO, Series B, 5.00% due 3/1/2025 - 9/1/2027	1,995,000	2,056,711
	Indiana — 3.0%
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	993,514
	Warsaw Community Schools (State Intercept) GO, 5.00% due 7/15/2024 - 1/15/2025	1,510,000	1,514,148
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 7/15/2025 - 1/15/2026	1,010,000	1,042,925
	Iowa — 2.6%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,058,743
	Kentucky — 1.9%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	987,731
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	1,230,000	1,230,139
	Louisiana — 4.8%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2025 - 3/1/2026	1,000,000	1,014,225

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	$1,000,000	$ 1,005,064
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,065,000	1,076,366
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA), Series A, 4.00% due 3/15/2025 (put 3/15/2024)	1,500,000	1,507,950
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.238% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	975,000	969,940
	Massachusetts — 2.1%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.48% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,493,392
	Minnesota — 0.9%
[a]	City of Mounds View Multifamily Housing Revenue (Sherman Forbes Project) (HUD), Series A, 4.05% due 11/1/2026 (put 11/1/2024)	1,000,000	999,990
	Mississippi — 1.1%
[a]	County of Jackson (Chevron Corp.) GO, 3.55% due 11/1/2024 (put 8/1/2024)	1,240,000	1,239,999
	Montana — 0.9%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,009,192
	Nebraska — 2.4%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,045,502
	Central Plains Energy Project (Guaranty: Royal Bank of Canada),
	4.00% due 8/1/2024	250,000	249,975
[a]	4.00% due 12/1/2049 (put 8/1/2025)	1,000,000	1,000,756
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	509,717
	Nevada — 1.7%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	987,547
[a]	Nevada Housing Division (Fairfield Woodcreek LLC) (FHA), 5.00% due 12/1/2025 (put 12/1/2024)	1,000,000	1,005,622
	New Jersey — 1.8%
	Essex County Improvement Authority, 5.00% due 7/3/2024	500,000	500,037
	Jersey City Municipal Utilities Authority Sewer Fund, Series B, 5.00% due 5/1/2025	1,000,000	1,013,550
	Township of Springfield /Burlington County GO, 4.75% due 9/5/2024	600,000	601,172
	New Mexico — 1.2%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,006,645
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2025	380,000	385,813
	New York — 3.4%
[a]	Metropolitan Transportation Authority, Series A-1, 5.00% due 11/15/2048 (put 11/15/2024)	500,000	502,664
[a]	New York City Housing Development Corp. (FHA), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,101,289
[a]	Rockland County (Rockland Gardens Housing Partners LP) (FHA, HUD) IDA, 4.65% due 5/1/2027 (put 5/1/2025)	1,600,000	1,602,074
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	511,665
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	271,211
	North Carolina — 0.5%
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	148,147
	Series 2024B-2, 3.75% due 10/1/2028	500,000	482,615
	Ohio — 6.3%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027	735,000	759,440
	City of Elyria GO, 4.625% due 6/26/2025	1,250,000	1,263,529
[a]	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	2,000,000	2,076,870
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	277,525
[a]	State of Ohio (Republic Services, Inc.), 3.90% due 11/1/2035 (put 9/3/2024)	3,000,000	3,000,000
	Oklahoma — 1.7%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,027,045
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	522,558
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	488,907
	Pennsylvania — 4.8%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,522,691
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series B, 3.928% (SOFR + 0.35%) due 7/1/2031 (put 11/1/2025)	1,745,000	1,718,411
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,140,000	1,157,981
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	485,091
	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	220,000	225,506
[a]	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (HUD), Series B, 5.00% due 11/1/2026 (put 11/1/2025)	500,000	508,479
	Tennessee — 5.7%
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group), Series A, 5.00% due 7/1/2024 - 7/1/2025	1,600,000	1,613,342
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,009,186

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Northview Housing Development LP), Series B, 3.85% due 2/1/2045 (put 2/1/2025)	$1,000,000	$ 999,231
[a,c]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,000,000	2,099,972
	Texas — 15.6%
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	995,000	993,633
[a]	Capital Area Housing Finance Corp. (LDG Redwood LP), 3.65% due 1/1/2041 (put 1/1/2026)	1,000,000	997,834
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2024 - 9/1/2025	335,000	337,295
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	500,000	509,218
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2024 - 8/15/2026	1,505,000	1,528,290
[a]	Denton (PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	135,000	134,840
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,000,000	1,000,136
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	1,000,000	1,049,135
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,076,062
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027	385,000	396,923
[a,c]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	998,910
	North East (PSF-GTD) ISD GO,
[a]	3.60% due 8/1/2052 (put 8/1/2024)	1,000,000	999,482
[a]	3.75% due 8/1/2049 (put 8/1/2027)	1,000,000	1,006,877
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	1,000,000	1,007,732
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,143,648
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	997,812
[a]	Texas State Affordable Housing Corp. (Eden Court Senior Housing LP) (HUD), 5.00% due 4/1/2043 (put 4/1/2026)	1,000,000	1,015,510
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,000,000	2,003,084
	Virginia — 2.9%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,500,000	1,509,333
[a]	Harrisonburg Redevelopment & Housing Authority (John Early Seniors Housing LP) (FHA), 4.00% due 12/1/2027 (put 12/1/2025)	910,000	914,717
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2025 - 1/1/2027	900,000	915,125
	Washington — 0.9%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,024,648
	Wisconsin — 5.5%
	City of Watertown, 4.00% due 10/1/2025	1,000,000	1,002,583
	Peshtigo School District, 4.75% due 3/1/2027	1,000,000	1,008,803
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2025	605,000	604,479
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	363,782
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	588,445
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,500,303
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	1,000,000	1,000,870
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	361,400
	Total Long-Term Municipal Bonds — 100.9% (Cost $118,040,992)		118,092,788
	Short-Term Municipal Bonds — 0.4%
	Texas — 0.4%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 5.00% due 4/1/2040 (put 7/1/2024)	500,000	500,000
	Total Short-Term Municipal Bonds — 0.4% (Cost $500,000)		500,000
	Total Investments — 101.3% (Cost $118,540,992)		$118,592,788
	Liabilities Net of Other Assets — (1.3)%		(1,571,416)
	Net Assets — 100.0%		$117,021,372

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $3,893,392, representing 3.33% of the Fund’s net assets.
c	When-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2024 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.